Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:

Computer, peripheral equipment and software	$36,187	$40,741
Office furniture and equipment	3,471	3,750
Leasehold improvements	2,189	2,282

	41,847	46,773
Accumulated depreciation:

Computer, peripheral equipment and software	26,614	31,842
Office furniture and equipment	2,268	2,515
Leasehold improvements	1,164	1,332

	30,046	35,689

Property and equipment, net	$11,801	$11,084

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $ 6,491, $ 5,069 and $ 6,451 respectively.

During 2010 and 2011, the Company recorded a reduction of $ 62 and $ 808, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.